GEORGIA INTERNATIONAL MINING CORPORATION

October 31, 2006

Mr. Larry Spirgel
Assistant Director
United States
Securities and Exchange Commission
Washington, DC
20549

Dear Mr. Sprigel

Re:  Georgia International Mining Corporation
       Amendment No. 4 to Form SB-2
       File No. 333-125138
       Filed July 14, 2006

Thank you for your comment letter of August 10, 2006.  We will address each of your comments in the order of your letter.

Registration Fee Table

1.     We have added the warrants to the registration fee table to show common stock and warrants registered separately.

Prospectus Cover Page.

2.     We have amended our disclosure and subscription agreement to delete reference to escrow and to read: “Cheques are to be made payable to the company and the units will be issued upon payment clearing and there is no minimum offering.”  We have added a risk factor in our “Risk Factors” section.

3.     We have revised our disclosure throughout the filing to show the impact of selling 100% or less of the shares

4.     We have amended throughout our filing the time period during which the selling shareholders will offer their shares and their offering price.

5.     The warrants are immediately detachable from the shares and that only a market for the shares will be sought by the company.  A risk factor that no market for the warrants is being sought by the company so possibly no market value to the warrants.

6.     The share warrants expiry date is August 31, 2011 and the exercise price is $0.12.  The warrants are immediately detachable from the unit.

7.     We have disclosed that there is currently no public market for our warrants and common stock and disclosed that we have not applied for a listing or quotation of any of the units, warrants or common stock on any public market.

8.     We have highlighted the cross-reference to the Risk Factors section.

9.     We have revised our Prospectus Cover page to limit disclosure and limit it to one page.

10.    We have revised our Prospectus Cover page to delete the repetition.

GEORGIA INTERNATIONAL MINING CORPORATION

Prospectus Summary, Page 2

11.     We have disclosed the information on the Prospectus Summary page.

12.     We have disclosed the definition of “Extraprovincial Company” in the SB-2.

The Offering, page 2

13.     Yes the company and the selling shareholders may sell their shares at the same time.  We have added a risk factor that if the selling shareholder may have to sell at less than $0.10 it may negatively impact the company and the selling shareholder.

14.     We have removed the 4th sentence of the carry-over paragraph.

15.     The offering would be extended if all units are not sold by the termination date of the offering or it may terminate early if the offering is fully-subscribed prior to the termination of the offering date. We have added disclosure to the Plan of Distribution section as well.

Risk Factors, page 3.

16.     We have included a risk factor that describes the risk to the investor if we did not sell the maximum offer.

Where You Can Get Additional Information, page 6

17.     We have amended to correct address.

18.     We have used the standard wording and not sure how ours differs from other filings we reviewed on EDGAR.

Use of Proceeds

19.     We have revised the use of proceed disclosure in accordance with item 504 of regulation S-B.

Selling Security Holders, page 8

20.     We have added the two footnotes.

Plan of Distribution, page 10

21.     We have revised our entire Plan of Distribution section.

22.     We have revised our entire Plan of Distribution section.

23.     We have revised our entire Plan of Distribution section.

Security Ownership of Certain Beneficial Owners and Management, page 14

24.     We have updated the date in the description.

25.     We have added the word “issued”.  All share certificates have been issued and delivered to the purchasers and the proceeds have been received from the purchases and deposited into the company’s bank

GEORGIA INTERNATIONAL MINING CORPORATION

account. The $8,200 proceeds are not subject to any escrow agreement.  We made an error in our previous filings which caused this confusion.

26.     There was no escrow agreement for the 8,200,000 shares or the proceeds of $8,200 therefore all shares issued are beneficially owned by the purchasers listed in our Registration Statement.

27.     We have corrected our calculations.

Management, page 13

28.     We confirm that Mr. Gino Molica and his family were not involved in founding our company.

Description of Securities, page 15
Warrants, page 15

29.     We will account for the warrants in accordance to paragraph 14 of ETIF 00-19 and have revised our disclosure accordingly

30.     We have revised our SB-2 registration statement to clarify that the units are not being registered only the 2,400,000 issued common shares issued under Reg S and up to 10,000,000 common shares and up to 10,000,000 underlying share warrants if exercised.

Transactions with Management, page 24

31.     We have removed all reference to the company reserving the right to redeem the warrants prior to their conversion.

32.     We have removed all reference to the company reserving the right to redeem the warrants prior to their conversion.

33.     We have removed all reference to the company reserving the right to redeem the warrants prior to their conversion.

   Description of Business, page 15

    Business Strategy, page 18

34.     We have searched and replaced “develop”, “development” and “production” and replaced with “exploration” and “explore”.  We left “development” in the SB-2 when discussing “business development” or certain regulations pertaining to “development” and “production”.

   Management’s Discussion and Analysis of Financial Condition, page 22

    Plan of Operations, page 22

35.     We have added to the exhibit list two promissory notes between our company and our president.  One promissory note is in the amount of $35,000.00 and the second $17,140.00. The balance is due on demand, has no specific terms of repayment, is non-interest bearing and is unsecured.  We have disclosed the terms in the registration statement.

GEORGIA INTERNATIONAL MINING CORPORATION

   Liquidity and Capital Resources, page 23

36.     We have updated our disclosure for the most recent period presented.

   37.     We have revised our disclosure to read June 30, 2007.

38.     We have revised to change use of proceeds to $870,000.

39.     We have revised the liquidity and capital resources to address the payment of 125,000 due June 30, 2007

Transactions with Management, page 24

40.     Mr. Akladios has no relation or any affiliations with Gemco Minerals Inc (Formerly Firstline Environmental Solutions Inc. At the time this response was drafted, Gemco is still investigating the error and why it has not issued an amended filing as it previously announced.

             As to “Related Party Transactions” the option agreement price was determine according to market price for a similar mining property in the Caribou Region, BC, The Shareholder loan is simply a cash transaction provided by Mr. Hague to pay the outstanding payables. These transactions could not be obtained from a third party (such as banks) since we have track record in business or assets to be offered as collateral.

   Finanacial Statements, page F1-F-9

   41.     We have removed the September 30, 2005 Interim Statements.

   Financial Statements, pages 50-56

   42.     We have removed our inception to date (January 15, 2005) to March 31, 2005 audited statements.

Exhibit 23.1 – Consent of Independent Registered Public Accounting Firm

43.     We have filed the updated auditor consent report.

Exhibit 5.1 – Legality Opinion

44.     We have filed the amended legality opinion.

45.     We have received the amended legality opinion and it is dated August 22, 2006.

Exhibit 10 – Option to Purchase Mineral Claims Agreement.

46.     We have amended our agreement and filled as Exhibit 99.1 and have filed the original signed agreement as Exhibit 99.2.  The repayment dates have been changed to the following:

(a)
payment of $285,000 by Georgia to Firstline of which $35,000 has been received by Firstline from Georgia. The remaining balance of $250,000 will be paid in two installments as follows:

(i)
$125,000 is payable one year from the effective date;

(ii)
$125,000 is payable on two years from the effective date.

GEORGIA INTERNATIONAL MINING CORPORATION

   Exhibit 99.1 – Subscription Agreement

   47.     We have amended the subscription agreement.

    Yours truly,

   GEORGIA INTERNATIONAL MINING CORPORATION

   /s/ Reda Akladios

   Reda Akladios

    Chief Financial Officer and

    Chief Accounting Officer